Stock-based Compensation - Summary of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options outstanding, Granted	1,312,963	132,802
Options outstanding, Exercised	(12,061)	(52,447)
Options outstanding, Forfeited/Cancelled	(1,029,669)	(302,435)
Options outstanding, Expired	(33,934)	(49,772)
Options Outstanding, Ending balance, Shares	1,320,540	1,083,241	1,355,093
Unvested, Ending balance	968,959
Exercisable, Ending balance	351,581
Weighted Average, Options outstanding, Granted	$ 7.07	$ 48.3
Weighted Average, Options Outstanding, Exercised	6.91	6.75
Weighted Average, Options outstanding, Forfeited	89.17	122.85
Weighted Average, Options outstanding, Expired	29.86	120.3
Weighted Average ,Options Outstanding, Ending balance, Shares	24.13	$ 106.65	$ 112.8
Weighted- Average Exercise Price - Unvested	16.8
Exercisable - December 31, 2023	$ 44.33
Weighted average remaining term, outstanding	8 years 4 months 24 days	8 years 4 months 24 days	9 years 4 months 24 days
Weighted Average Remaining Term Granted	6 years 4 months 24 days	7 years 6 months
Weighted average remaining term, exercised	2 months 12 days	1 year 3 months 18 days
Weighted- Average Remaining Term Unvested	9 years 1 month 6 days
Weighted Average Remaining Term, Exercisable	6 years 7 months 6 days
Outstanding aggregate intrinsic value, Ending balance	$ 128,212	$ 9,630	$ 22,782,654
Unvested aggregate intrinsic value	122,787
Exercisable December 31, 2023	$ 5,425